CONSOLIDATED STATEMENT OF INCOME $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 280,999		$ 205,863		$ 140,685
Excise taxes	(17,689)		(21,229)		(20,981)
Revenues from sales	263,310		184,634		119,704
Purchases, net of inventory variation	(169,448)		(118,622)		(77,486)
Other operating expenses	(29,789)		(26,894)		(25,538)
Exploration costs	(1,299)		(740)		(731)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,221)		(13,556)		(22,264)
Other income	2,849		1,312		2,237
Other expense	(7,344)		(2,317)		(1,506)
Financial interest on debt	(2,386)		(1,904)		(2,147)
Financial income and expense from cash & cash equivalents	1,143		379		37
Cost of net debt	(1,243)		(1,525)		(2,110)
Other financial income	896		762		914
Other financial expense	(533)		(539)		(690)
Net income (loss) from equity affiliates	(1,892)		3,438		452
Income taxes	(22,242)		(9,587)		(318)
CONSOLIDATED NET INCOME	21,044		16,366		(7,336)
TotalEnergies share	20,526		16,032		(7,242)
Non-controlling interests	$ 518		$ 334		$ (94)
Earnings per share (in dollars or Euros per share) | (per share)	$ 7.91	€ 7.51	$ 5.95	€ 5.03	$ (2.90)
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 7.85	€ 7.45	$ 5.92	€ 5.01	$ (2.90)